Financial instruments - valuation - Level 3 Sensitivities of Assets (Details) - Recurring - Level 3 - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value of assets
Assets	£ 2,554	£ 3,300
Sensitivity favourable	270	230
Sensitivity unfavourable	(210)	(220)
Loans
Fair value of assets
Assets	449	120
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
Securities
Fair value of assets
Assets	555	701
Sensitivity favourable		20
Sensitivity unfavourable		(10)
Interest rate
Fair value of assets
Assets	1,015	1,487
Sensitivity favourable	160	120
Sensitivity unfavourable	(160)	(120)
Foreign exchange
Fair value of assets
Assets	98	130
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
Other
Fair value of assets
Assets	116	219
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(20)
Loans
Fair value of assets
Assets	58	136
Sensitivity favourable		10
Sensitivity unfavourable		(20)
Securities
Fair value of assets
Assets	263	507
Sensitivity favourable	80	50
Sensitivity unfavourable	£ (20)	£ (30)